10. COMMON STOCK (Details) - $ / shares	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Number of options
Beginning Balance	13,699,000	13,779,000	14,400,500
Granted			2,815,000
Expired		(80,000)	(2,811,500)
Forfeited			(625,000)
Exercised	(30,000)
Ending Balance	13,669,000	13,699,000	13,779,000
Weighted Average Exercise Price
Beginning Balance	$ 0.85	$ 0.85	$ 1.22
Granted			0.21
Expired		0.46	1.99
Forfeited			1.43
Exercised	0.21
Ending Balance	$ 0.85	$ 0.85	$ 0.85